Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Customer 1 [Member]
Concentration credit risk percentage			11.70%
Sales Revenue, Net [Member] | Customer 2 [Member]
Concentration credit risk percentage			10.50%
Sales Revenue, Net [Member] | Minimum [Member]
Concentration credit risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration credit risk percentage	22.30%	15.00%	3.20%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration credit risk percentage	18.80%	12.50%	17.10%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration credit risk percentage	14.10%
Accounts Receivable [Member] | Customer 4 [Member]
Concentration credit risk percentage	12.90%
Accounts Receivable [Member] | Customer 5 [Member]
Concentration credit risk percentage	10.70%
Accounts Receivable [Member] | Customer 6 [Member]
Concentration credit risk percentage	10.20%
Accounts Receivable [Member] | Other Customer 1 [Member]
Concentration credit risk percentage			15.20%
Accounts Receivable [Member] | Other Customer 2 [Member]
Concentration credit risk percentage			15.20%
Accounts Receivable [Member] | Other Customer 3 [Member]
Concentration credit risk percentage			10.40%